FRONTEGRA TOTAL RETURN BOND FUND

   Supplement to Prospectus Dated February 26, 1999

Transfer Agent, Administrator, Fund Accountant and Custodian

     Effective September 1, 1999, the Fund's transfer agent and administrator will be Firstar Mutual Fund
Services, LLC ("Firstar"), 615 East Michigan Street,
Milwaukee, Wisconsin 53202.

     Effective the same date, the Fund's custodian will be Firstar Bank Milwaukee, N.A., 777 East Wisconsin
Avenue, Milwaukee, Wisconsin 53202.

Fees and Expenses of the Fund

     Effective August 2, 1999, Frontegra has agreed to cap the Fund's expenses at 0.425% until February 29, 2000. Previously, the Fund's expenses had been capped at 0.50%. Pursuant to an amended expense cap/reimbursement agreement, Frontegra has agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed
0.425% of the Fund's average daily net assets.

     The Fee Waiver/Expense Reimbursement percentage contained in the Annual Operating Expense Table should be 0.355%.

     The 1 year number contained in the example should be $43 rather than $51.

Fund Management

     Effective August 2, 1999, Reams has voluntarily agreed to reduce its compensation from 0.20% of the Fund's average daily net assets to 0.15%.

Initial Investment-Minimum $100,000

     Beginning September 1, 1999, your completed
Purchase Application should be mailed to:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI 53201-0701

     To purchase shares by overnight or express mail, please use the following street address:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          Third Floor
          615 East Michigan Street
          Milwaukee, WI 53202

     Beginning September 1, 1999, funds should be wired as follows:

          Firstar Bank Milwaukee, N.A.
          A.B.A. Number:  07500022
          For credit to:  Firstar Mutual Fund Services, LLC
          Account Number:  112-952-137
          For further credit to:  Frontegra Funds, Inc.
          (investor account number)
          (name or account registration)
          (social security or taxpayer identification number)
          (identify Frontegra Total Return Bond Fund)

Written Redemption and Exchange Privilege

     Beginning September 1, 1999, written redemption or exchange requests should be mailed to:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI  53201-0701

     To redeem or exchange shares via overnight or express mail, please use the following street address:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          Third Floor
          615 East Michigan Street
          Milwaukee, WI  53202

     This information supplements and to the extent applicable supersedes the information contained on the cover page, pages 2 and 3, pages 8-11 and the back page of the Prospectus.



  Please retain this Supplement with the Prospectus.

  The date of this Prospectus Supplement is July 30, 1999.

              FRONTEGRA OPPORTUNITY FUND

   Supplement to Prospectus Dated February 26, 1999

Transfer Agent, Administrator, Fund Accountant and Custodian

     Effective September 1, 1999, the Fund's transfer agent and administrator will be Firstar Mutual Fund
Services, LLC ("Firstar"), 615 East Michigan Street,
Milwaukee, Wisconsin 53202.

     Effective the same date, the Fund's custodian will be Firstar Bank Milwaukee, N.A., 777 East Wisconsin
Avenue, Milwaukee, Wisconsin 53202.

Initial Investment-Minimum $100,000

     Beginning September 1, 1999, your completed
Purchase Application should be mailed to:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI 53201-0701

     To purchase shares by overnight or express mail, please use the following street address:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          Third Floor
          615 East Michigan Street
          Milwaukee, WI 53202

     Beginning September 1, 1999, funds should be wired as follows:

          Firstar Bank Milwaukee, N.A.
          A.B.A. Number:  07500022
          For credit to:  Firstar Mutual Fund Services, LLC
          Account Number:  112-952-137
          For further credit to:  Frontegra Funds, Inc.
          (investor account number)
          (name or account registration)
          (social security or taxpayer identification number)
          (identify Frontegra Opportunity Fund)

Written Redemption and Exchange Privilege

     Beginning September 1, 1999, written redemption or exchange requests should be mailed to:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI  53201-0701

     To redeem or exchange shares via overnight or express mail, please use the following street address:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          Third Floor
          615 East Michigan Street
          Milwaukee, WI  53202

     This information supplements and to the extent applicable supersedes the information contained on the cover page, pages 8-10 and the back page of the Prospectus.



  Please retain this Supplement with the Prospectus.

  The date of this Prospectus Supplement is July 30, 1999.

                 FRONTEGRA GROWTH FUND

   Supplement to Prospectus Dated February 26, 1999

Transfer Agent, Administrator, Fund Accountant and Custodian

     Effective September 1, 1999, the Fund's transfer agent and administrator will be Firstar Mutual Fund
Services, LLC ("Firstar"), 615 East Michigan Street,
Milwaukee, Wisconsin 53202.

     Effective the same date, the Fund's custodian will be Firstar Bank Milwaukee, N.A., 777 East Wisconsin
Avenue, Milwaukee, Wisconsin 53202.

Initial Investment-Minimum $100,000

     Beginning September 1, 1999, your completed
Purchase Application should be mailed to:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI 53201-0701

     To purchase shares by overnight or express mail, please use the following street address:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          Third Floor
          615 East Michigan Street
          Milwaukee, WI 53202

     Beginning September 1, 1999, funds should be wired as follows:

          Firstar Bank Milwaukee, N.A.
          A.B.A. Number:  07500022
          For credit to:  Firstar Mutual Fund Services, LLC
          Account Number:  112-952-137
          For further credit to:  Frontegra Funds, Inc.
          (investor account number)
          (name or account registration)
          (social security or taxpayer identification number)
          (identify Frontegra Growth Fund)

Written Redemption and Exchange Privilege

     Beginning September 1, 1999, written redemption or exchange requests should be mailed to:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI  53201-0701

     To redeem or exchange shares via overnight or express mail, please use the following street address:

          Frontegra Funds, Inc.
          c/o Firstar Mutual Fund Services, LLC
          Third Floor
          615 East Michigan Street
          Milwaukee, WI  53202

     This information supplements and to the extent applicable supersedes the information contained on the cover page, pages 6-9 and the back page of the Prospectus.



  Please retain this Supplement with the Prospectus.

  The date of this Prospectus Supplement is July 30, 1999.

                 FRONTEGRA FUNDS, INC.

           Frontegra Total Return Bond Fund
              Frontegra Opportunity Fund
                 Frontegra Growth Fund

 Supplement to the Statement of Additional Information
                dated February 26, 1999

INVESTMENT ADVISER

     Pursuant to an amended expense cap agreement effective August 2, 1999, the Adviser agreed to waive its management fee and/or reimburse the Total Return
Bond Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 0.425% of that Fund's average daily net assets.

     Effective August 2, 1999, Reams will be
compensated by the Adviser for its investment advisory services at the annual rate of 0.15% of the Total
Return Bond Fund's average daily net assets rather than 0.20%.

CUSTODIAN

     Effective, September 1, 1999, Firstar Bank
Milwaukee, N.A., 777 East Wisconsin Avenue, Milwaukee,
Wisconsin 53202, will act as each Fund's custodian.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     Effective September 1, 1999, Firstar Mutual Fund
Services, LLC ("Firstar"), Third Floor, 615 East
Michigan Street, Milwaukee, WI  53202, will act as the
Fund's administrator pursuant to a Fund Administration
Servicing Agreement and a Fund Accounting Agreement.
Effective the same date, Firstar will also act as each Fund's transfer agent and dividend-disbursing agent.

     This information supplements and to the extent applicable supersedes the information contained on the cover page and pages 21 through 24 of the Statement of Additional Information.



 Please retain this Supplement with your Statement of Additional Information.

     The Date of this Supplement is July 30, 1999.